Quarterly Holdings Report
for

Fidelity Flex℠ Freedom Blend 2060 Fund (formerly Fidelity Flex℠ Freedom 2060 Fund)

December 31, 2019

Z60-QTLY-0220
1.9884253.102

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	847	$12,731
Fidelity Series Commodity Strategy Fund (a)	940	4,474
Fidelity Series Large Cap Growth Index Fund (a)	855	9,986
Fidelity Series Large Cap Stock Fund (a)	632	10,013
Fidelity Series Large Cap Value Index Fund (a)	1,425	18,796
Fidelity Series Small Cap Opportunities Fund (a)	362	5,064
Fidelity Series Value Discovery Fund (a)	438	5,952
TOTAL DOMESTIC EQUITY FUNDS
(Cost $63,913)		67,016

International Equity Funds - 39.9%
Fidelity Series Canada Fund (a)	229	2,580
Fidelity Series Emerging Markets Fund (a)	166	1,619
Fidelity Series Emerging Markets Opportunities Fund (a)	705	14,548
Fidelity Series International Growth Fund (a)	582	10,196
Fidelity Series International Index Fund (a)	325	3,460
Fidelity Series International Small Cap Fund (a)	159	2,744
Fidelity Series International Value Fund (a)	1,029	10,188
Fidelity Series Overseas Fund (a)	503	5,426
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $47,654)		50,761

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (a)	86	828
Fidelity Series Floating Rate High Income Fund (a)	19	180
Fidelity Series High Income Fund (a)	94	903
Fidelity Series Inflation-Protected Bond Index Fund (a)	254	2,551
Fidelity Series International Credit Fund (a)	4	39
Fidelity Series Long-Term Treasury Bond Index Fund (a)	365	3,217
Fidelity Series Real Estate Income Fund (a)	51	571
TOTAL BOND FUNDS
(Cost $8,308)		8,289

Short-Term Funds - 0.9%
Fidelity Series Government Money Market Fund 1.65% (a)(b)	212	212
Fidelity Series Short-Term Credit Fund (a)	23	233
Fidelity Series Treasury Bill Index Fund (a)	61	614
TOTAL SHORT-TERM FUNDS
(Cost $1,055)		1,059
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $120,930)		127,125
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$127,126

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,621	$--	$2,780	$--	$(423)	$582	$--
Fidelity Series Blue Chip Growth Fund	4,733	9,008	1,919	604	89	820	12,731
Fidelity Series Canada Fund	1,092	1,384	11	34	--	115	2,580
Fidelity Series Commodity Strategy Fund	3,356	1,239	127	64	(11)	17	4,474
Fidelity Series Emerging Markets Debt Fund	789	64	26	36	(2)	3	828
Fidelity Series Emerging Markets Fund	1,103	502	--	35	--	14	1,619
Fidelity Series Emerging Markets Opportunities Fund	9,975	3,187	--	349	--	1,386	14,548
Fidelity Series Floating Rate High Income Fund	169	10	--	8	--	1	180
Fidelity Series Government Money Market Fund 1.65%	784	565	1,137	12	--	--	212
Fidelity Series Growth Company Fund	9,574	--	9,947	--	867	(494)	--
Fidelity Series High Income Fund	849	56	19	44	(1)	18	903
Fidelity Series Inflation-Protected Bond Index Fund	339	2,218	5	29	--	(1)	2,551
Fidelity Series International Credit Fund	36	2	--	2	--	1	39
Fidelity Series International Growth Fund	10,197	1,393	2,868	358	161	1,313	10,196
Fidelity Series International Index Fund	--	3,312	--	64	--	148	3,460
Fidelity Series International Small Cap Fund	2,451	507	502	126	(21)	309	2,744
Fidelity Series International Value Fund	10,128	1,909	2,504	396	(181)	836	10,188
Fidelity Series Intrinsic Opportunities Fund	11,763	705	12,016	455	(861)	409	--
Fidelity Series Investment Grade Bond Fund	958	96	1,094	13	51	(11)	--
Fidelity Series Large Cap Growth Index Fund	--	10,259	1,092	120	41	778	9,986
Fidelity Series Large Cap Stock Fund	10,197	1,042	2,041	696	7	808	10,013
Fidelity Series Large Cap Value Index Fund	2,845	17,356	1,703	1,119	29	269	18,796
Fidelity Series Long-Term Treasury Bond Index Fund	3,986	1,024	1,837	290	125	(81)	3,217
Fidelity Series Opportunistic Insights Fund	5,159	61	5,477	--	300	(43)	--
Fidelity Series Overseas Fund	--	5,010	--	20	--	416	5,426
Fidelity Series Real Estate Income Fund	530	45	15	33	--	11	571
Fidelity Series Short-Term Credit Fund	197	219	185	5	--	2	233
Fidelity Series Small Cap Discovery Fund	1,379	34	1,443	30	(26)	56	--
Fidelity Series Small Cap Opportunities Fund	4,226	1,351	738	276	(41)	266	5,064
Fidelity Series Stock Selector Large Cap Value Fund	7,748	--	8,203	--	(61)	516	--
Fidelity Series Treasury Bill Index Fund	--	901	287	3	--	--	614
Fidelity Series Value Discovery Fund	5,501	831	864	226	(2)	486	5,952
	$112,685	$64,290	$58,840	$5,447	$40	$8,950	$127,125

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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